Document and Entity Information	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Series A Preferred Shares [Member]	Dec. 31, 2012 Series C Preferred Shares [Member]	Dec. 31, 2011 Series C Preferred Shares [Member]	Dec. 31, 2012 Series D Preferred Shares [Member]	Dec. 13, 2012 Series D Preferred Shares [Member]
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	SSW
Entity Registrant Name	Seaspan CORP
Entity Central Index Key	0001332639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	63,042,217
Preferred shares issued	17,305,000	14,200,000	200,000	14,000,000	14,000,000	3,105,000	3,105,000